GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
GOODWILL

NOTE 16 – GOODWILL

The Goodwill amount at December 31, 2017 is ThUS$ 2,672,550 (ThUS$ 2,710,382 at December 31, 2016 and ThUS$ 2,280,575 at December 31, 2015). Movement of Goodwill separated by CGU it includes the following:

		Coalition
Movement of Goodwill, separated by CGU:		and loyalty
	Air	program
	Transport	Multiplus	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	2,658,503	654,898	3,313,401
Increase (decrease) due to exchange rate differences	(823,415)	(209,411)	(1,032,826)
Closing balance as of December 31, 2015	1,835,088	445,487	2,280,575
Opening balance as of January 1, 2016	1,835,088	445,487	2,280,575
Increase (decrease) due to exchange rate differences	341,813	88,261	430,074
Others	(267)	-	(267)
Closing balance as of December 31, 2016	2,176,634	533,748	2,710,382
Opening balance as of January 1, 2017	2,176,634	533,748	2,710,382
Increase (decrease) due to exchange rate differences	(29,942)	(7,890)	(37,832)
Others	-	-	-
Closing balance as of December 31, 2017	2,146,692	525,858	2,672,550

The Company has two cash- generating units (CGUs), “Air transportation” and, “Coalition and loyalty program Multiplus”. The CGU "Air transport" considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, and in a developed series of regional and international routes in America, Europe and Oceania, while the CGU "Coalition and loyalty program Multiplus” works with an integrated network associated companies in Brazil.

The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of expected cash flows, 5 years after tax, which are based on the budget approved by the Board. Cash flows beyond the budget period are extrapolated using the estimated growth rates, which do not exceed the average rates of long-term growth.

Management establish rates for annual growth, discount, inflation and exchange for each cash generating, as well as fuel prices, based on their key assumptions. The annual growth rate is based on past performance and management's expectations over market developments in each country where it operates. The discount rates used are in American Dollars for the CGU "Air transportation" and Brazilian Reals for CGU "Program coalition loyalty Multiplus", both after taxes and reflect specific risks related to each country where the Company operates. Inflation and exchange rates are based on available data for each country and the information provided by the Central Bank of each country, and the fuel price is determined based on estimated production levels, competitive environment market in which they operate and its business strategy.

As of December 31, 2017 the recoverable values were determined using the following assumptions presented below:

		Air transportation	Coalition and loyalty
		CGU	program Multiplus CGU (2)
Annual growth rate (Terminal)%		1.0 - 2.0	4.0 - 5.0
Exchange rate (1)	R$/US$	3.3 - 3.9	3.3 - 3.9
Discount rate based on the weighted average cost of capital (WACC)%		7.55 - 8.55	-
Discount rate based on cost of equity (Ke)%		-	12.4 - 13.4
Fuel Price from futures price curves commodities markets	US$/barrel	73-78	-

(1) In line with the expectations of the Central Bank of Brazil

(2) The flow, as well as annual growth rte and discount, are denominated in real.

The result of the impairment test, which includes a sensitivity analysis of the main variables, showed that the estimated recoverable amount is higher than carrying value of the book value of net assets allocated to the cash generating unit, and therefore impairment was not detected.

CGU´s are sensitive to rates for annual growth, discount and exchanges rates. The sensitivity analysis included the individual impact of changes in estimates critical in determining the recoverable amounts, namely:

			Decrease
	Increase	Increase	Minimum
	Maximum	Maximum	terminal
	WACC	CoE	growth rate
	%	%	%
Air transportation CGU	8.55	-	1.0
Coalition and loyalty program Multiplus CGU	-	13.4	4.0

In none of the previous cases impairment in the cash- generating unit was presented.